LEASES	6 Months Ended
Mar. 31, 2026
Leases
LEASES

NOTE 15– LEASES

The Company leases office spaces and factories under non-cancellable operating leases, with terms from 24 to 120 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	March 31, 2026	September 30, 2025
	(Unaudited)
Operating lease ROU assets	$686,373	$708,944

Operating lease liabilities - current	$101,369	$82,653
Operating lease liabilities - non-current	585,004	626,291
Total operating lease liabilities	$686,373	$708,944

On January 22, 2022, Sichuan Leishen Hongzhuo leased a vacant land from Chengdu Longxing Natural Gas Co., Ltd. for the construction of a natural gas recovery station, which complies with national land-use standards. The lease term is eleven years and the annual rent is RMB 133,745($19,329).

On April 1, 2023, Sichuan TIBO Fluid Technology Co., Ltd. leased the factory at Shiliba Industrial Park, Xinshi Town, Jianyang City, Sichuan Province to China Oil Blue Ocean. The term is ten years and the rent is RMB6,440,367 ($930,770) in total.

March 31, 2026
Weighted-average remaining lease term (Unaudited)	7 years

Weighted-average discount rate (Unaudited)	4.2%

A summary of lease cost recognized in Company’s unaudited condensed consolidated financial statements and supplemental cash flow information for operating leases is as follows for the six months ended March 31, 2026 and 2025:

	2026	2025
	(Unaudited)	(Unaudited)
Operating lease cost	$54,977	$46,181
Cash paid for operating leases	$-	$1,393

A summary of maturity of operating lease liabilities under the Company’s non-cancelable operating leases as of March 31, 2026 is as follows:

Six months ending March 31,
2027	$111,486
2028	111,486
2029	111,486
2030	111,486
After 2031	331,388
Total lease payments	777,332
Less: Imputed Interest	(90,959)
Present value of operating lease liabilities	$686,373